UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        3-31-2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Walnut Asset Management LLC
                 -------------------------------
   Address:      1617 JFK Blvd, Ste 500
                 -------------------------------
                 Philadelphia, PA 19103
                 -------------------------------

                 -------------------------------

Form 13F File Number:
                      ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Maryann Perrino
         -------------------------------
Title:
         -------------------------------
Phone:   215-789-6188
         -------------------------------

Signature, Place, and Date of Signing:

Maryann Perrino                    Philadelphia, PA     April 18, 2006
--------------------------------   ------------------   ----------------
[Signature]                        [City, State]        [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name

        ---------------             ------------------------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                   0
                                                          --------------------
Form 13F Information Table Entry Total:                            143
                                                           --------------------

Form 13F Information Table Value Total:                     $  232,871
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] NONE

     No.       Form 13F File Number         Name

     ------    --------------------         ---------------------------------

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          Com              88579Y101     5090    67246 SH       SOLE                    67246
AT&T Inc.                      Com              00206R102     2990   110594 SH       SOLE                   110594
Abbott Labs                    Com              002824100     1180    27784 SH       SOLE                    27784
Adesa Inc                      Com              00686U104      682    25513 SH       SOLE                    25513
Air Prods & Chems Inc          Com              009158106     3749    55804 SH       SOLE                    55804
Alcoa Inc                      Com              013817101     2901    94925 SH       SOLE                    94325               600
Allete Inc                     Com              018522102      411     8829 SH       SOLE                     8829
Altria Group Inc               Com              02209S103      880    12418 SH       SOLE                    12418
AmSouth Bancorp                Com              032165102     1773    65560 SH       SOLE                    65560
Amdocs Ltd                     Com              G02602103     1102    30560 SH       SOLE                    30560
American Express Co            Com              025816109      370     7039 SH       SOLE                     7039
American Intl Group            Com              026874107     1196    18094 SH       SOLE                    18094
Amgen Inc                      Com              031162100     3300    45365 SH       SOLE                    45365
Anheuser Busch Cos Inc         Com              035229103      905    21150 SH       SOLE                    21150
Aqua America Inc               Com              03836W103     1390    49980 SH       SOLE                    49980
Automatic Data Process         Com              053015103     3681    80575 SH       SOLE                    80275               300
Avery Dennison Corp            Com              053611109     1082    18500 SH       SOLE                    18500
Avon Prods Inc                 Com              054303102      298     9566 SH       SOLE                     9566
BP Plc Spons ADR               Com              055622104     3278    47547 SH       SOLE                    47547
Bank Of America Corp           Com              060505104     3829    84074 SH       SOLE                    83630               444
Baxter International           Com              071813109      299     7700 SH       SOLE                     7700
Beckman Coulter                Com              075811109     1188    21770 SH       SOLE                    21770
Becton Dickinson & Co          Com              075887109     1831    29735 SH       SOLE                    29735
Bellsouth Corp                 Com              079860102      770    22227 SH       SOLE                    22227
Berkshire Hathaway Cl B        Com              084670207      491      163 SH       SOLE                      163
Black & Decker Corp            Com              091797100      765     8800 SH       SOLE                     8800
Blackrock Municipal Target Ter Com              09247M105      158    15800 SH       SOLE                    15800
Boeing Co                      Com              097023105     3709    47600 SH       SOLE                    47600
Bristol Myers Squibb           Com              110122108     1400    56888 SH       SOLE                    56888
Burlington Nrthn Santa         Com              12189T104      431     5178 SH       SOLE                     5178
Burlington Resources           Com              122014103      825     8980 SH       SOLE                     8580               400
Cabot Corp                     Com              127055101     1620    47665 SH       SOLE                    47665
Cabot Microelectronics         Com              12709P103      486    13091 SH       SOLE                    13091
Cabot Oil & Gas                Com              127097103      226     4713 SH       SOLE                     4713
Caterpillar Inc Del            Com              149123101      287     4000 SH       SOLE                     4000
Centurytel Inc                 Com              156700106      430    10993 SH       SOLE                    10993
Chevron Corp                   Com              166764100     6474   111678 SH       SOLE                   111493               185
Chubb Corp                     Com              171232101     2065    21632 SH       SOLE                    21632
Cigna Corp                     Com              125509109      657     5033 SH       SOLE                     5033
Cisco Sys Inc                  Com              17275R102      825    38050 SH       SOLE                    37650               400
Citigroup Inc                  Com              172967101     4303    91110 SH       SOLE                    91110
Citrix Systems                 Com              177376100     1720    45380 SH       SOLE                    45380
Coca Cola Co                   Com              191216100     1106    26406 SH       SOLE                    26406
Colgate Palmolive Co           Com              194162103      976    17100 SH       SOLE                    17100
Comcast Corp Cl A Spl          Com              20030N200      497    19014 SH       SOLE                    19014
Commerce Bancshares            Com              200525103      350     6767 SH       SOLE                     6767
Commerce Group Inc Mass        Com              200641108      211     4000 SH       SOLE                     4000
Computer Sciences Corp         Com              205363104      344     6200 SH       SOLE                     6200
ConAgra Foods Inc              Com              205887102      626    29185 SH       SOLE                    28785               400
Conocophillips                 Com              20825C104      453     7166 SH       SOLE                     7166
Corning Inc                    Com              219350105      780    28975 SH       SOLE                    28975
DB Commodity Index Tracking Fd Com              240225102      251    10500 SH       SOLE                    10500
DJ US Healthcare Sector iShare Com              464287762     1292    20259 SH       SOLE                    20259
Deere & Co                     Com              244199105      237     2992 SH       SOLE                     2992
Dentsply International         Com              249030107      233     4000 SH       SOLE                     4000
Disney Walt Co                 Com              254687106     1672    59935 SH       SOLE                    59935
Dominion Res Va                Com              25746U109      994    14401 SH       SOLE                    14401
Dow Chem Co                    Com              260543103      228     5610 SH       SOLE                     5610
Du Pont E I De Nemours         Com              263534109     2557    60578 SH       SOLE                    60578
Duke Energy Corp               Com              26441C105     1771    60750 SH       SOLE                    60750
Duke Realty Corp               Com              264411505      241     6350 SH       SOLE                     6350
E M C Corp Mass                Com              268648102     1018    74703 SH       SOLE                    74703
Embraer Empresa Brasileria ADR Com              29081M102      348     9450 SH       SOLE                     9450
Emerson Electric Co            Com              291011104     5300    63377 SH       SOLE                    63077               300
Exxon Mobil Corp               Com              30231G102    13315   218776 SH       SOLE                   218776
FPL Group Inc                  Com              302571104     1307    32565 SH       SOLE                    32163               402
Fortune Brands Inc             Com              349631101      308     3825 SH       SOLE                     3825
Gannett Inc                    Com              364730101      404     6744 SH       SOLE                     6644               100
General Elec Co                Com              369604103     9096   261538 SH       SOLE                   261538
Glaxo SmithKline ADR           Com              37733W105      650    12419 SH       SOLE                    12419
Guidant Corp                   Com              401698105      464     5950 SH       SOLE                     5950
Harley Davidson Inc            Com              412822108     1895    36535 SH       SOLE                    36535
Heinz H J Co                   Com              423074103     1146    30210 SH       SOLE                    30210
Home Depot Inc                 Com              437076102     1552    36700 SH       SOLE                    36700
Ingersoll-Rand Co Cl A         Com              G4776G101     2453    58700 SH       SOLE                    58700
Intel Corp                     Com              458140100     1162    59720 SH       SOLE                    59720
International Bus Mach         Com              459200101     5978    72486 SH       SOLE                    72386               100
Ishares MSCI EAFE Index Fd     Com              464287465     1910    29425 SH       SOLE                    29425
Ishares MSCI Japan Index Fd    Com              464286848     1949   135330 SH       SOLE                   135330
Ishares MSCI Pacific Ex-Japan  Com              464286665      609     5800 SH       SOLE                     5800
Ishares Tr DJ Us Tech Sec      Com              464287721     2138    40910 SH       SOLE                    40910
Ishares Tr S&P 100 Index       Com              464287101     1039    17640 SH       SOLE                    17640
Ishares Tr S&P 500 Growth Inde Com              464287309     4063    66710 SH       SOLE                    66710
Ishares Tr S&P Small Cap 600   Com              464287804     1286    19720 SH       SOLE                    19720
JPMorgan Chase & Co            Com              46625H100     4217   101261 SH       SOLE                   100761               500
Johnson & Johnson              Com              478160104    11241   189811 SH       SOLE                   189811
Johnson Ctls Inc               Com              478366107     1405    18498 SH       SOLE                    18498
Kimberly Clark Corp            Com              494368103     1568    27128 SH       SOLE                    27128
Koninkijke Philips Elec Reg Sh Com              500472303      353    10504 SH       SOLE                    10504
Lehman Bros Holdings           Com              524908100     2078    14378 SH       SOLE                    14378
Liberty All-Star Equity Fd     Com              530158104      113    13534 SH       SOLE                    13534
Liberty Ppty Tr Sh Ben Int     Com              531172104      255     5400 SH       SOLE                     5400
Lilly Eli & Co                 Com              532457108      277     5000 SH       SOLE                     5000
Lucent Technologies            Com              549463107      170    55672 SH       SOLE                    55672
MBIA Inc                       Com              55262C100      604    10050 SH       SOLE                    10050
Marshall & Ilsley Corp         Com              571834100     1702    39054 SH       SOLE                    39054
McDonald's Corp                Com              580135101      673    19600 SH       SOLE                    19600
McGraw-Hill Inc                Com              580645109      386     6700 SH       SOLE                     6700
Medco Health Solutions         Com              58405U102      825    14412 SH       SOLE                    13988               424
Medtronic Inc                  Com              585055106     2317    45649 SH       SOLE                    45449               200
Mellon Finl Corp               Com              58551A108      943    26502 SH       SOLE                    26502
Mercantile Bankshares          Com              587405101      212     5512 SH       SOLE                     5512
Merck & Co Inc                 Com              589331107     1975    56065 SH       SOLE                    56065
Merrill Lynch & Co Inc         Com              590188108     2026    25721 SH       SOLE                    25721
Microsoft Corp                 Com              594918104     3503   128739 SH       SOLE                   128739
Midcap Spdr Tr Ser 1           Com              595635103     2200    15201 SH       SOLE                    15201
Morgan Stanley                 Com              617446448      442     7042 SH       SOLE                     7042
Motorola Inc                   Com              620076109      908    39650 SH       SOLE                    39650
Norfolk Southern Corp          Com              655844108      908    16797 SH       SOLE                    16797
PNC Finl Svcs Group            Com              693475105      585     8692 SH       SOLE                     8692
PPG Inds Inc                   Com              693506107      504     7957 SH       SOLE                     7957
PPL Corporation                Com              69351T106      545    18536 SH       SOLE                    18536
Pall Corp                      Com              696429307      680    21800 SH       SOLE                    21800
Parkvale Financial             Com              701492100      220     7860 SH       SOLE                     7860
Pepsico Inc                    Com              713448108     5006    86622 SH       SOLE                    86622
Pfizer Inc                     Com              717081103     2393    96020 SH       SOLE                    96020
Procter & Gamble Co            Com              742718109     6050   104982 SH       SOLE                   104982
Progress Energy Inc            Com              743263105      355     8075 SH       SOLE                     8075
Rohm & Haas Co                 Com              775371107      463     9483 SH       SOLE                     9483
Royal Dutch Shell PLC ADR Cl A Com              780259206      781    12540 SH       SOLE                    12540
Schering Plough Corp           Com              806605101      353    18567 SH       SOLE                    18567
Schlumberger Ltd               Com              806857108      990     7825 SH       SOLE                     7625               200
Spdr Tr Unit Ser 1             Com              78462F103      255     1965 SH       SOLE                     1965
Sprint Nextel Corp             Com              852061100      515    19927 SH       SOLE                    19927
State Str Corp                 Com              857477103      982    16245 SH       SOLE                    16245
Suntrust Bks Inc               Com              867914103      355     4884 SH       SOLE                     4884
Sysco Corp                     Com              871829107      635    19800 SH       SOLE                    19800
Target Corp                    Com              87612E106     1133    21785 SH       SOLE                    21485               300
Teleflex Inc                   Com              879369106      229     3200 SH       SOLE                     3200
Texas Instruments              Com              882508104     3668   112955 SH       SOLE                   112555               400
Union Pac Corp                 Com              907818108      654     7010 SH       SOLE                     7010
United Parcel Svc Cl B         Com              911312106     1811    22815 SH       SOLE                    22815
United Technologies Cp         Com              913017109      957    16500 SH       SOLE                    16500
Unitedhealth Group             Com              91324P102      210     3760 SH       SOLE                     3760
Vanguard Index Tr Stk Mkt Vipe Com              922908769     3362    25930 SH       SOLE                    25930
Verizon Comm                   Com              92343V104     4077   119694 SH       SOLE                   119094               600
Wachovia Corp                  Com              929903102     3377    60247 SH       SOLE                    60247
Wal Mart Stores Inc            Com              931142103      418     8854 SH       SOLE                     8854
Wells Fargo & Co               Com              949746101      591     9255 SH       SOLE                     9255
Wyeth                          Com              983024100     3045    62757 SH       SOLE                    62457               300
Van Kampen Amer Tr Invt Grde N Pfd              920933207      300       12 SH       SOLE                       12
Ishares Tr 1-3 Yr Tr Index     Com              464287457      533     6658 SH       SOLE                     6658
Ishares Tr GS Corp Bd          Com              464287242      281     2672 SH       SOLE                     2672